Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Voya Variable Portfolios, Inc.
Entity Central Index Key	0001015965
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000062188
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class ADV
Trading Symbol	IGHAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$58	1.10%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.10%
AssetsNet	$ 492,433,265
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$492,433,265 # of Portfolio Holdings239 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

C000062187
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class I
Trading Symbol	IIGZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$32	0.60%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.60%
AssetsNet	$ 492,433,265
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$492,433,265 # of Portfolio Holdings239 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

C000057556
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S
Trading Symbol	IGHSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$45	0.85%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%
AssetsNet	$ 492,433,265
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$492,433,265 # of Portfolio Holdings239 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

C000074921
Shareholder Report [Line Items]
Fund Name	Voya Global High Dividend Low Volatility Portfolio
Class Name	Class S2
Trading Symbol	IWTTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Global High Dividend Low Volatility Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$53	1.00%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.00%
AssetsNet	$ 492,433,265
Holdings Count | Holding	239
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$492,433,265 # of Portfolio Holdings239 Portfolio Turnover Rate39%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.0%
Countries-Other	4.4%
Australia	1.3%
Switzerland	1.3%
Spain	1.4%
Netherlands	1.6%
Germany	1.6%
Italy	1.8%
France	3.0%
Canada	4.0%
United Kingdom	4.6%
Japan	4.7%
United States	68.3%

Sector Allocation

Value	Value
Financials	25.3%
Industrials	13.6%
Health Care	12.5%
Consumer Staples	9.3%
Communication Services	8.5%
Information Technology	6.6%
Energy	6.1%
Utilities	5.5%
Real Estate	4.3%
Consumer Discretionary	3.6%
Materials	2.7%
Exchange-Traded Funds	1.5%
Short-Term Investments	2.5%
Liabilities in Excess of Other Assets	(2.0)%

Largest Holdings [Text Block]

Top 10 Holdings

Meta Platforms, Inc. - Class A	2.3%
Johnson & Johnson	1.5%
Procter & Gamble Co.	1.5%
Cisco Systems, Inc.	1.4%
AbbVie, Inc.	1.4%
Wells Fargo & Co.	1.2%
Raytheon Technologies Corp.	1.1%
AT&T, Inc.	1.1%
iShares Russell 1000 Value ETF	1.1%
Verizon Communications, Inc.	1.0%

C000200207
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class ADV
Trading Symbol	VIPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 888,346,596
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$888,346,596 # of Portfolio Holdings211 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

C000023722
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class I
Trading Symbol	IPLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$28	0.55%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%
AssetsNet	$ 888,346,596
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$888,346,596 # of Portfolio Holdings211 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

C000023723
Shareholder Report [Line Items]
Fund Name	Voya Index Plus LargeCap Portfolio
Class Name	Class S
Trading Symbol	IPLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus LargeCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 888,346,596
Holdings Count | Holding	211
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$888,346,596 # of Portfolio Holdings211 Portfolio Turnover Rate33%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.0%
Short-Term Investments	1.6%
Common Stock	98.4%

Sector Allocation

Value	Value
Information Technology	32.6%
Financials	13.5%
Communication Services	9.8%
Consumer Discretionary	9.8%
Industrials	9.1%
Health Care	8.9%
Consumer Staples	5.5%
Energy	3.1%
Utilities	2.5%
Real Estate	2.1%
Materials	1.5%
Short-Term Investments	1.6%
Assets in Excess of Other Liabilities	0.0%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	7.7%
Microsoft Corp.	7.0%
Apple, Inc.	5.4%
Amazon.com, Inc.	4.1%
Alphabet, Inc. - Class A	3.7%
Meta Platforms, Inc. - Class A	3.0%
Broadcom, Inc.	2.3%
Johnson & Johnson	1.1%
Tesla, Inc.	1.1%
Berkshire Hathaway, Inc. - Class B	1.1%

C000023724
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class I
Trading Symbol	IPMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 767,485,562
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,485,562 # of Portfolio Holdings299 Portfolio Turnover Rate32%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.8%
Consumer Discretionary	13.3%
Information Technology	11.3%
Health Care	8.9%
Real Estate	7.2%
Consumer Staples	5.1%
Materials	5.0%
Energy	3.8%
Utilities	3.1%
Communication Services	1.3%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

EMCOR Group, Inc.	1.1%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Core & Main, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.8%
Flex Ltd.	0.8%

C000023725
Shareholder Report [Line Items]
Fund Name	Voya Index Plus MidCap Portfolio
Class Name	Class S
Trading Symbol	IPMSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus MidCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$42	0.85%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.85%
AssetsNet	$ 767,485,562
Holdings Count | Holding	299
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$767,485,562 # of Portfolio Holdings299 Portfolio Turnover Rate32%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	1.0%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	22.4%
Financials	17.8%
Consumer Discretionary	13.3%
Information Technology	11.3%
Health Care	8.9%
Real Estate	7.2%
Consumer Staples	5.1%
Materials	5.0%
Energy	3.8%
Utilities	3.1%
Communication Services	1.3%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

EMCOR Group, Inc.	1.1%
US Foods Holding Corp.	1.1%
Equitable Holdings, Inc.	1.1%
Curtiss-Wright Corp.	1.1%
Pure Storage, Inc. - Class A	1.0%
AECOM	1.0%
Core & Main, Inc. - Class A	0.9%
Unum Group	0.9%
RPM International, Inc.	0.8%
Flex Ltd.	0.8%

C000023726
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class I
Trading Symbol	IPSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$29	0.60%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%
AssetsNet	$ 361,828,412
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$361,828,412 # of Portfolio Holdings475 Portfolio Turnover Rate32%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	4.6%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.9%
Industrials	18.7%
Information Technology	12.5%
Consumer Discretionary	12.2%
Health Care	10.3%
Real Estate	6.6%
Materials	5.0%
Energy	3.9%
Consumer Staples	3.2%
Communication Services	2.9%
Utilities	2.4%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

SPX Technologies, Inc.	0.8%
Merit Medical Systems, Inc.	0.7%
Mr Cooper Group, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Stride, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
Urban Outfitters, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
First BanCorp/Puerto Rico	0.7%
EnPro Industries, Inc.	0.7%

C000023727
Shareholder Report [Line Items]
Fund Name	Voya Index Plus SmallCap Portfolio
Class Name	Class S
Trading Symbol	IPSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Index Plus SmallCap Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$41	0.85%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.85%
AssetsNet	$ 361,828,412
Holdings Count | Holding	475
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$361,828,412 # of Portfolio Holdings475 Portfolio Turnover Rate32%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(2.2)%
Short-Term Investments	4.6%
Common Stock	97.6%

Sector Allocation

Value	Value
Financials	19.9%
Industrials	18.7%
Information Technology	12.5%
Consumer Discretionary	12.2%
Health Care	10.3%
Real Estate	6.6%
Materials	5.0%
Energy	3.9%
Consumer Staples	3.2%
Communication Services	2.9%
Utilities	2.4%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.2)%

Largest Holdings [Text Block]

Top 10 Holdings

SPX Technologies, Inc.	0.8%
Merit Medical Systems, Inc.	0.7%
Mr Cooper Group, Inc.	0.7%
Sterling Infrastructure, Inc.	0.7%
Stride, Inc.	0.7%
Adtalem Global Education, Inc.	0.7%
Urban Outfitters, Inc.	0.7%
Phillips Edison & Co., Inc.	0.7%
First BanCorp/Puerto Rico	0.7%
EnPro Industries, Inc.	0.7%

C000060418
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class ADV
Trading Symbol	IIIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$51	0.94%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.94%
AssetsNet	$ 1,212,633,438
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,212,633,438 # of Portfolio Holdings733 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000060419
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class I
Trading Symbol	IIIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$25	0.45%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.45%
AssetsNet	$ 1,212,633,438
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,212,633,438 # of Portfolio Holdings733 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000060420
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S
Trading Symbol	INTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$38	0.70%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%
AssetsNet	$ 1,212,633,438
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,212,633,438 # of Portfolio Holdings733 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000074922
Shareholder Report [Line Items]
Fund Name	Voya International Index Portfolio
Class Name	Class S2
Trading Symbol	ISIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya International Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$46	0.85%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,212,633,438
Holdings Count | Holding	733
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,212,633,438 # of Portfolio Holdings733 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	1.4%
Countries-Other	11.3%
Sweden	3.0%
Spain	3.1%
Italy	3.1%
Netherlands	4.2%
Switzerland	4.9%
Australia	6.8%
France	9.3%
United States	10.1%
Germany	10.2%
United Kingdom	11.2%
Japan	21.4%

Sector Allocation

Value	Value
Financials	23.5%
Industrials	18.8%
Health Care	11.1%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.9%
Materials	5.5%
Communication Services	5.4%
Utilities	3.5%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	6.7%
Liabilities in Excess of Other Assets	(5.3)%

Largest Holdings [Text Block]

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000076102
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$47	0.93%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.93%
AssetsNet	$ 1,500,389,883
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,500,389,883 # of Portfolio Holdings111 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

C000076103
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRLNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 1,500,389,883
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,500,389,883 # of Portfolio Holdings111 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

C000076104
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 1,500,389,883
Holdings Count | Holding	111
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,500,389,883 # of Portfolio Holdings111 Portfolio Turnover Rate37%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.2)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.4%
Common Stock	98.3%

Sector Allocation

Value	Value
Information Technology	50.9%
Consumer Discretionary	12.7%
Communication Services	12.0%
Health Care	7.0%
Financials	6.8%
Industrials	4.9%
Consumer Staples	3.1%
Exchange-Traded Funds	1.4%
Real Estate	0.5%
Materials	0.4%
Energy	0.0%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.2)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	12.1%
Microsoft Corp.	12.1%
Apple, Inc.	10.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc. - Class A	4.8%
Broadcom, Inc.	4.6%
Tesla, Inc.	3.4%
Eli Lilly & Co.	2.6%
Visa, Inc. - Class A	2.6%
Netflix, Inc.	2.4%

C000060424
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$44	0.86%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.86%
AssetsNet	$ 927,062,539
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$927,062,539 # of Portfolio Holdings200 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

C000060425
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 927,062,539
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$927,062,539 # of Portfolio Holdings200 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

C000060426
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRLCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 927,062,539
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$927,062,539 # of Portfolio Holdings200 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

C000074924
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRLUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 927,062,539
Holdings Count | Holding	200
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$927,062,539 # of Portfolio Holdings200 Portfolio Turnover Rate7%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.4%
Exchange-Traded Funds	1.2%
Common Stock	98.5%

Sector Allocation

Value	Value
Information Technology	36.2%
Financials	14.0%
Communication Services	10.9%
Consumer Discretionary	10.2%
Health Care	9.1%
Industrials	7.0%
Consumer Staples	5.3%
Energy	2.2%
Materials	1.4%
Utilities	1.3%
Exchange-Traded Funds	1.2%
Real Estate	0.9%
Short-Term Investments	0.4%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

NVIDIA Corp.	8.1%
Microsoft Corp.	8.0%
Apple, Inc.	6.6%
Amazon.com, Inc.	4.6%
Meta Platforms, Inc. - Class A	3.5%
Broadcom, Inc.	2.8%
Alphabet, Inc. - Class A	2.2%
Berkshire Hathaway, Inc. - Class B	2.0%
Tesla, Inc.	1.9%
Alphabet, Inc. - Class C	1.8%

C000076109
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class ADV
Trading Symbol	IRVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$48	0.93%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.93%
AssetsNet	$ 273,477,386
Holdings Count | Holding	154
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$273,477,386 # of Portfolio Holdings154 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

C000076106
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class I
Trading Symbol	IRVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$22	0.43%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%
AssetsNet	$ 273,477,386
Holdings Count | Holding	154
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$273,477,386 # of Portfolio Holdings154 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

C000076107
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Large Cap Value Index Portfolio
Class Name	Class S
Trading Symbol	IRVSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Large Cap Value Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 273,477,386
Holdings Count | Holding	154
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$273,477,386 # of Portfolio Holdings154 Portfolio Turnover Rate25%
Holdings [Text Block]

Portfolio Composition

Value	Value
Assets in Excess of Other Liabilities	0.4%
Short-Term Investments	0.1%
Exchange-Traded Funds	0.9%
Common Stock	98.6%

Sector Allocation

Value	Value
Financials	25.1%
Health Care	13.4%
Information Technology	10.9%
Industrials	10.9%
Communication Services	9.5%
Consumer Staples	8.8%
Consumer Discretionary	7.2%
Energy	5.2%
Utilities	3.1%
Materials	2.8%
Real Estate	1.7%
Exchange-Traded Funds	0.9%
Short-Term Investments	0.1%
Assets in Excess of Other Liabilities	0.4%

Largest Holdings [Text Block]

Top 10 Holdings

Berkshire Hathaway, Inc. - Class B	4.7%
JPMorgan Chase & Co.	4.2%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.5%
Walmart, Inc.	2.0%
Procter & Gamble Co.	2.0%
Johnson & Johnson	1.9%
Alphabet, Inc. - Class A	1.9%
Bank of America Corp.	1.6%
Alphabet, Inc. - Class C	1.6%

C000076111
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class I
Trading Symbol	IRGJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$21	0.40%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%
AssetsNet	$ 979,397,244
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$979,397,244 # of Portfolio Holdings284 Portfolio Turnover Rate40%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

C000076112
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S
Trading Symbol	IRGUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$34	0.65%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.65%
AssetsNet	$ 979,397,244
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$979,397,244 # of Portfolio Holdings284 Portfolio Turnover Rate40%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

C000076113
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Growth Index Portfolio
Class Name	Class S2
Trading Symbol	IRGVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Growth Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 979,397,244
Holdings Count | Holding	284
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$979,397,244 # of Portfolio Holdings284 Portfolio Turnover Rate40%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.1%
Common Stock	99.1%

Sector Allocation

Value	Value
Consumer Discretionary	21.8%
Industrials	19.9%
Information Technology	17.8%
Health Care	13.7%
Financials	10.5%
Communication Services	6.1%
Utilities	3.2%
Energy	2.8%
Consumer Staples	1.8%
Real Estate	1.3%
Exchange-Traded Funds	1.1%
Materials	0.2%
Short-Term Investments	0.5%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	2.6%
Howmet Aerospace, Inc.	2.5%
Vistra Corp.	2.2%
Hilton Worldwide Holdings, Inc.	2.0%
Axon Enterprise, Inc.	2.0%
Cloudflare, Inc. - Class A	2.0%
ROBLOX Corp. - Class A	2.0%
AmerisourceBergen Corp.	1.8%
Vertiv Holdings Co. - Class A	1.6%
Ameriprise Financial, Inc.	1.5%

C000060427
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 994,103,784
Holdings Count | Holding	829
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$994,103,784 # of Portfolio Holdings829 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

C000060428
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
AssetsNet	$ 994,103,784
Holdings Count | Holding	829
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$994,103,784 # of Portfolio Holdings829 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

C000060429
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 994,103,784
Holdings Count | Holding	829
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$994,103,784 # of Portfolio Holdings829 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

C000074925
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Mid Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRMTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Mid Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
AssetsNet	$ 994,103,784
Holdings Count | Holding	829
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$994,103,784 # of Portfolio Holdings829 Portfolio Turnover Rate19%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.7)%
Short-Term Investments	1.0%
Exchange-Traded Funds	0.5%
Common Stock	99.2%

Sector Allocation

Value	Value
Industrials	17.8%
Financials	15.3%
Information Technology	11.6%
Consumer Discretionary	11.6%
Health Care	9.2%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.3%
Materials	5.1%
Communication Services	4.1%
Exchange-Traded Funds	0.5%
Short-Term Investments	1.0%
Liabilities in Excess of Other Assets	(0.7)%

Largest Holdings [Text Block]

Top 10 Holdings

Royal Caribbean Cruises Ltd.	0.7%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%
ROBLOX Corp. - Class A	0.5%

C000060430
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class ADV
Trading Symbol	IRSIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$46	0.93%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.93%
AssetsNet	$ 525,128,268
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$525,128,268 # of Portfolio Holdings1,790 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000060431
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class I
Trading Symbol	IIRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$21	0.43%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.43%
AssetsNet	$ 525,128,268
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$525,128,268 # of Portfolio Holdings1,790 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000060432
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S
Trading Symbol	IRSSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
AssetsNet	$ 525,128,268
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$525,128,268 # of Portfolio Holdings1,790 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000074926
Shareholder Report [Line Items]
Fund Name	Voya Russell™ Small Cap Index Portfolio
Class Name	Class S2
Trading Symbol	IRCIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Russell™ Small Cap Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$41	0.83%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.83%
AssetsNet	$ 525,128,268
Holdings Count | Holding	1,790
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$525,128,268 # of Portfolio Holdings1,790 Portfolio Turnover Rate8%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(18.4)%
Short-Term Investments	19.3%
Common Stock	99.1%

Sector Allocation

Value	Value
Financials	19.1%
Industrials	16.9%
Health Care	15.8%
Information Technology	14.6%
Consumer Discretionary	9.9%
Real Estate	6.0%
Energy	4.9%
Materials	3.8%
Utilities	3.2%
Communication Services	2.6%
Consumer Staples	2.3%
Short-Term Investments	19.3%
Liabilities in Excess of Other Assets	(18.4)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%

C000074663
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class ADV
Trading Symbol	IASCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$67	1.36%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.36%
AssetsNet	$ 234,427,853
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,427,853 # of Portfolio Holdings191 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

C000023730
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class I
Trading Symbol	IVCSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$42	0.86%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.86%
AssetsNet	$ 234,427,853
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,427,853 # of Portfolio Holdings191 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

C000163202
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class R6
Trading Symbol	VSPRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class R6	$39	0.80%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.80%
AssetsNet	$ 234,427,853
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,427,853 # of Portfolio Holdings191 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

C000023731
Shareholder Report [Line Items]
Fund Name	Voya Small Company Portfolio
Class Name	Class S
Trading Symbol	IVPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya Small Company Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
AssetsNet	$ 234,427,853
Holdings Count | Holding	191
InvestmentCompanyPortfolioTurnover	65.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$234,427,853 # of Portfolio Holdings191 Portfolio Turnover Rate65%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.7)%
Short-Term Investments	4.1%
Exchange-Traded Funds	1.5%
Common Stock	98.1%

Sector Allocation

Value	Value
Financials	19.6%
Information Technology	17.6%
Industrials	17.4%
Health Care	16.1%
Real Estate	6.0%
Consumer Discretionary	4.8%
Energy	4.3%
Materials	3.8%
Communication Services	3.3%
Utilities	3.1%
Consumer Staples	2.1%
Exchange-Traded Funds	1.5%
Short-Term Investments	4.1%
Liabilities in Excess of Other Assets	(3.7)%

Largest Holdings [Text Block]

Top 10 Holdings

First BanCorp/Puerto Rico	1.7%
iShares Russell 2000 ETF	1.5%
Box, Inc. - Class A	1.5%
QIAGEN N.V.	1.4%
AvePoint, Inc.	1.4%
Hancock Whitney Corp.	1.3%
Flowserve Corp.	1.3%
nVent Electric PLC	1.2%
Sprouts Farmers Market, Inc.	1.2%
Element Solutions, Inc.	1.2%

C000060421
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class ADV
Trading Symbol	ILUAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class ADV	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
AssetsNet	$ 1,390,112,294
Holdings Count | Holding	4,673
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,390,112,294 # of Portfolio Holdings4,673 Portfolio Turnover Rate205%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

C000060422
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class I
Trading Symbol	ILBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class I	$18	0.36%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%
AssetsNet	$ 1,390,112,294
Holdings Count | Holding	4,673
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,390,112,294 # of Portfolio Holdings4,673 Portfolio Turnover Rate205%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

C000060423
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S
Trading Symbol	ILABX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,390,112,294
Holdings Count | Holding	4,673
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,390,112,294 # of Portfolio Holdings4,673 Portfolio Turnover Rate205%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

C000074923
Shareholder Report [Line Items]
Fund Name	Voya U.S. Bond Index Portfolio
Class Name	Class S2
Trading Symbol	IUSBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya U.S. Bond Index Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
Class S2	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 1,390,112,294
Holdings Count | Holding	4,673
InvestmentCompanyPortfolioTurnover	205.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,390,112,294 # of Portfolio Holdings4,673 Portfolio Turnover Rate205%
Holdings [Text Block]

Investment Type Allocation

Value	Value
Assets in Excess of Other Liabilities	4.7%
Municipal Bonds	0.5%
Asset-Backed Securities	0.8%
Commercial Mortgage-Backed Securities	1.5%
Sovereign Bonds	2.8%
Corporate Bonds/Notes	25.7%
U.S. Government Agency Obligations	25.8%
U.S. Treasury Obligations	38.2%

Largest Holdings [Text Block]

Top 10 Holdings

United States Treasury Notes, 4.000%, 06/30/32	10.6%
United States Treasury Notes, 3.875%, 06/15/28	7.1%
United States Treasury Notes, 3.750%, 06/30/27	4.7%
United States Treasury Notes, 3.875%, 06/30/30	3.8%
United States Treasury Notes, 4.250%, 05/15/35	3.6%
United States Treasury Notes, 3.750%, 05/15/28	2.9%
Uniform Mortgage-Backed Securities, 2.000%, 02/01/52	1.6%
United States Treasury Notes, 4.125%, 06/15/26	1.1%
United States Treasury Bonds, 5.000%, 05/15/45	1.1%
Uniform Mortgage-Backed Securities, 2.000%, 12/01/36	0.9%

C000240433
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series EM Portfolio
Class Name	Portfolio
Trading Symbol	VVIEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series EM Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 475,258,641
Holdings Count | Holding	964
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$475,258,641 # of Portfolio Holdings964 Portfolio Turnover Rate2%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	0.7%
Countries-Other	7.0%
Indonesia	1.2%
Malaysia	1.3%
United Arab Emirates	1.6%
Mexico	2.1%
South Africa	2.8%
Saudi Arabia	3.4%
Brazil	4.4%
South Korea	10.6%
India	18.0%
Taiwan	18.7%
China	28.2%

Sector Allocation

Value	Value
Financials	24.4%
Information Technology	23.8%
Consumer Discretionary	12.7%
Communication Services	9.8%
Industrials	6.8%
Materials	5.7%
Consumer Staples	4.4%
Energy	4.2%
Health Care	3.2%
Utilities	2.6%
Real Estate	1.6%
Consumer, Non-cyclical	0.1%
Short-Term Investments	1.5%
Liabilities in Excess of Other Assets	(0.8)%

Largest Holdings [Text Block]

Top 10 Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	10.2%
Tencent Holdings Ltd.	4.7%
Alibaba Group Holding Ltd.	2.8%
Samsung Electronics Co. Ltd.	2.7%
HDFC Bank Ltd.	1.5%
Xiaomi Corp. - Class B	1.5%
SK Hynix, Inc.	1.3%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp. - Class H	1.1%
ICICI Bank Ltd.	1.0%

C000240434
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series I Portfolio
Class Name	Portfolio
Trading Symbol	VVIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series I Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$9	0.16%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.16%
AssetsNet	$ 1,754,888,151
Holdings Count | Holding	725
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$1,754,888,151 # of Portfolio Holdings725 Portfolio Turnover Rate7%
Holdings [Text Block]

Country Weightings

Value	Value
Assets in Excess of Other Liabilities	2.2%
Countries-Other	11.2%
Sweden	3.0%
Italy	3.1%
Spain	3.1%
Netherlands	4.1%
Switzerland	4.8%
Australia	6.8%
France	9.3%
United States	10.0%
Germany	10.1%
United Kingdom	11.1%
Japan	21.2%

Sector Allocation

Value	Value
Financials	23.3%
Industrials	18.6%
Health Care	11.0%
Consumer Discretionary	9.6%
Information Technology	8.3%
Consumer Staples	7.8%
Materials	5.5%
Communication Services	5.3%
Utilities	3.4%
Energy	3.1%
Real Estate	1.9%
Short-Term Investments	4.6%
Liabilities in Excess of Other Assets	(2.4)%

Largest Holdings [Text Block]

Top 10 Holdings

SAP SE	1.7%
ASML Holding NV	1.6%
Nestle SA	1.4%
Novartis AG	1.2%
Roche Holding AG	1.2%
Novo Nordisk A/S - Class B	1.2%
AstraZeneca PLC	1.1%
HSBC Holdings PLC	1.1%
Shell PLC	1.1%
Commonwealth Bank of Australia	1.1%

C000240435
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series MC Portfolio
Class Name	Portfolio
Trading Symbol	VVIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series MC Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 370,095,618
Holdings Count | Holding	821
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$370,095,618 # of Portfolio Holdings821 Portfolio Turnover Rate28%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(0.1)%
Short-Term Investments	0.3%
Exchange-Traded Funds	1.7%
Common Stock	98.1%

Sector Allocation

Value	Value
Industrials	17.6%
Financials	15.1%
Consumer Discretionary	11.5%
Information Technology	11.4%
Health Care	9.1%
Real Estate	7.3%
Utilities	6.0%
Energy	5.9%
Consumer Staples	5.2%
Materials	5.0%
Communication Services	4.0%
Exchange-Traded Funds	1.7%
Short-Term Investments	0.3%
Liabilities in Excess of Other Assets	(0.1)%

Largest Holdings [Text Block]

Top 10 Holdings

iShares Russell Mid-Cap ETF	1.7%
Royal Caribbean Cruises Ltd.	0.6%
Howmet Aerospace, Inc.	0.6%
Coinbase Global, Inc. - Class A	0.6%
Robinhood Markets, Inc. - Class A	0.6%
Vistra Corp.	0.5%
Bank of New York Mellon Corp.	0.5%
Hilton Worldwide Holdings, Inc.	0.5%
Axon Enterprise, Inc.	0.5%
Cloudflare, Inc. - Class A	0.5%

C000240436
Shareholder Report [Line Items]
Fund Name	Voya VACS Index Series SC Portfolio
Class Name	Portfolio
Trading Symbol	VVICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Voya VACS Index Series SC Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-992-0180
Expenses [Text Block]

What were the Fund’s costs for the last six months?  (based on a hypothetical $10,000 investment)

Class Name	Costs of $10K investment	Costs paid as % of $10K investment (Annualized)
VACS Index Series	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
AssetsNet	$ 184,047,744
Holdings Count | Holding	1,758
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Total Net Assets$184,047,744 # of Portfolio Holdings1,758 Portfolio Turnover Rate15%
Holdings [Text Block]

Portfolio Composition

Value	Value
Liabilities in Excess of Other Assets	(3.5)%
Short-Term Investments	6.2%
Common Stock	97.3%

Sector Allocation

Value	Value
Financials	18.7%
Industrials	16.6%
Health Care	15.5%
Information Technology	14.4%
Consumer Discretionary	9.8%
Real Estate	5.9%
Energy	4.8%
Materials	3.7%
Utilities	3.1%
Communication Services	2.6%
Consumer Staples	2.2%
Short-Term Investments	6.2%
Liabilities in Excess of Other Assets	(3.5)%

Largest Holdings [Text Block]

Top 10 Holdings

Credo Technology Group Holding Ltd.	0.5%
Fabrinet	0.4%
IonQ, Inc.	0.4%
Hims & Hers Health, Inc.	0.4%
HealthEquity, Inc.	0.4%
Ensign Group, Inc.	0.3%
Fluor Corp.	0.3%
Blueprint Medicines Corp.	0.3%
AeroVironment, Inc.	0.3%
Brinker International, Inc.	0.3%